As filed with the Securities and Exchange Commission on March 4, 1999.

                         Registration Nos. 33-27896/811-5796

                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
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         Pre-Effective Amendment No. _____
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         Post-Effective Amendment No.   25
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
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         Amendment No.   28_
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                            FFTW FUNDS, INC.

        (Exact name of registrant as specified in charter) 200 PARK AVENUE,  NEW
             YORK, NEW YORK 10166
                      (Address of principal executive offices)
           Registrant's telephone number:  212-681-3000


                    ONDER JOHN OLCAY, President
                          200 Park Avenue
                     New York, New York 10166

              (Name and address of agent for service)

                                   With a copy to:
                     Eric P. Nachimovsky, Esq.
                 Investors Capital Services, Inc.
                   600 Fifth Avenue, 26th Floor
                        New York, NY  10020


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: / / immediately upon filing pursuant to paragraph (b) / / On _____________, pursuant to paragraph (b) / / 60 days after filing, pursuant to paragraph (a)(1) / X / On May 3, 1999, pursuant to paragraph (a) (1) / / 75 days after filing, pursuant to paragraph
(a) (2) / / On _______________, pursuant to paragraph (a) (2)
       of Rule 485.

Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                     The total number of pages is ______.
                     The Exhibit Index is on page ______.


                                               CROSS REFERENCE SHEET
                                               Pursuant to Rule 481(a)

Form N-1A                                   Location in Prospectus and
Item No.                                    Statement of Additional
                                            Information


----------------------------------------------------------------------------------------------------------------------
1.  Front and Back Cover Pages                        Cover Page and Back Cover Page
                                                      of Prospectus
----------------------------------------------------------------------------------------------------------------------

2.  Risk/Return Summary: Investments,                 Risk/Return Summary: Investments,
    Risks, and Performance                            Risks, and Performance (in Prospectus)

 3.  Risk/Return Summary: Fee Table                   Risk/Return Summary: Fee Table
                                                      (in Prospectus)

4.   Investment Objectives, Principal                 Investment Objectives, Principal
     Investment Strategies, and Related Risks         Investment Strategies, and Related Risks
                                                      (in Prospectus)

5.   Management's Discussion of Fund Performance      Management's Discussion of
                                                      Fund Performance (in Annual Report)

 6.  Management, Organization, and Capital Structure  Management, Organization, and
                                                      Capital Structure (in Prospectus)

 7.    Shareholder Information                        Shareholder Information (in
                                                      Prospectus)

 8.    Distribution Arrangements                      Distribution Arrangements
                                                      (in Prospectus)

 9.    Financial Highlights Information               Financial Highlights Information
                                                      (in Prospectus)

10.    Cover Page and Table of Contents               Cover Page and Table of Contents
                                                      (in Statement of Additional Information)

11.    Fund History                                   Fund History (in Statement
                                                      of Additional Information)

12.  Description of the Fund and Its Investments
     and Risks                                        Description of the Fund and
                                                      Its Investments and Risks (in Statement
                                                      of Additional Information)

13. Management of the Fund                            Management of the Fund (in
                                                      Statement of Additional Information)

14. Control Persons and Principal Holder
    of Securities                                     Control Persons and Principal Holders
                                                      of Securities (in Statement of Additional
                                                      Information)

15. Investment Advisory and Other Services            Investment Advisory and
                                                      Other Services (in Statement of
                                                      Additional Information)

16. Brokerage Allocation and Other Practices          Brokerage Allocation and
                                                      Other Practices (in Statement of
                                                      Additional Information)

17. Capital Stock and Other Securities                Capital Stock and Other Securities
                                                      (in Statement of Additional Information)

18.  Purchase, Redemption and Pricing of Shares       Purchase, Redemption and Pricing
                                                      of Shares (in Prospectus)

19.  Taxation of the Fund                             Taxation of the Fund (in Statement
                                                      of Additional Information)

20. Underwriters                                      Distribution of Fund Shares
                                                      (in Prospectus)

21. Calculation of Performance Data                   Performance Information
                                                      (in Prospectus); Calculation of
Performance                                           Data (in Statement of
                                                      Additional Information)

22.  Financial Statements                             Financial Highlights (in
                                                      Prospectus);
                                                      Financial Statements (in Statement
                                                      of Additional Information)

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The  Prospectus,  Statement  of  Additional  Information,  and  Part  C  of  the
Registrant which was filed with the Securities and Exchange Commission on March 1, 1999 in Post-Effective Amendment No. 24 to the Fund's Registration Statement, accession number 0000848012-99-000004, is hereby incorporated by reference and made a part of this filing.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 4th day of March, 1999.

                                FFTW FUNDS, INC.

                                                      By   \s\ Onder John Olcay
                                                               Onder John Olcay
                                                               President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                            Date

/s/ Stephen P. Casper                Director                      March 4, 1999
---------------------------
Stephen P. Casper

/s/ Onder John Olcay                 Chairman of the Board,        March 4, 1999
---------------------------
Onder John Olcay                     President

/s/ John C. Head III                 Director                      March 4, 1999
---------------------------
John C Head III

/s/ Lawrence B. Krause               Director                      March 4, 1999
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Lawrence B. Krause

/s/ William E. Vastardis             Treasurer                     March 4, 1999
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William E. Vastardis